Other Intangible Assets - Indefinite-Lived Other Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 139,426	€ 139,426
Additions	0	0
Cost, Ending Balance	€ 139,426	€ 139,426